Segmented information and supplemental cash flow disclosure	9 Months Ended
Dec. 31, 2024
Disclosure Of Operating Segments Abstract
Segmented information and supplemental cash flow disclosure [Text Block]

17. Segmented information and supplemental cash flow disclosure

The Company operates in one reportable operating segment, being the manufacture and distribution of all-electric medium and heavy-duty vehicles serving the cargo and delivery market, shuttle and transit space and school bus sector.

The Company's revenues allocated by geography for the three months ended December 31, 2024 and 2023 are as follows:

	For the Three Months Ended
	December 31, 2024	December 31, 2023
United States of America	$7,217,959	$6,914,740
Canada	938	1,243,191

Total	$7,218,897	$8,157,931

The Company's revenues allocated by geography for the nine months ended December 31, 2024 and 2023 are as follows:

	For the Nine Months Ended
	December 31, 2024	December 31, 2023
United States of America	$14,835,703	$31,998,403
Canada	$727,442	$2,180,546

Total	$15,563,145	$34,178,949

As at December 31, 2024 and March 31, 2024, over 90% of the Company's property and equipment are located in the United States.

The Company's cash payments of interest and taxes during the nine months ended December 31, 2024 and 2023 are as follows:

	For the Nine Months Ended
	December 31, 2024	December 31, 2023
Interest paid	$950,274	$516,646
Taxes paid	$-	$-